Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Results From Continuing Operations
A summary of segment results for the periods presented are shown in the following tables.

	Year Ended December 31
	External Sales	Inter- Segment Sales	Total Sales	EBIT From Continuing Operations
2013
Residential Furnishings	$1,944.0	$23.0	$1,967.0	$169.4
Commercial Fixturing & Components	182.5	4.0	186.5	10.7
Industrial Materials	612.8	231.0	843.8	71.3
Specialized Products	737.9	52.5	790.4	26.2
Intersegment eliminations				.9
Adjustment to LIFO method				(3.9)
	$3,477.2	$310.5	$3,787.7	$274.6
2012
Residential Furnishings	$1,895.0	$8.8	$1,903.8	$152.2
Commercial Fixturing & Components	186.7	3.8	190.5	15.0
Industrial Materials	621.7	249.4	871.1	65.1
Specialized Products	711.1	45.9	757.0	86.1
Intersegment eliminations				(6.8)
Adjustment to LIFO method				12.8
	$3,414.5	$307.9	$3,722.4	$324.4
2011
Residential Furnishings	$1,827.8	$8.6	$1,836.4	$134.2
Commercial Fixturing & Components	186.7	3.9	190.6	20.5
Industrial Materials	605.1	242.2	847.3	54.1
Specialized Products	683.6	47.1	730.7	76.0
Intersegment eliminations				(7.0)
Adjustment to LIFO method				(12.0)
	$3,303.2	$301.8	$3,605.0	$265.8

Revenues From External Customers
Revenues from external customers, by product line, are as follows:

	Year Ended December 31
	2013	2012	2011
Residential Furnishings
Bedding group	$660.9	$657.6	$667.2
Furniture group	673.2	676.9	633.6
Fabric & Carpet Underlay group	609.9	560.5	527.0
	1,944.0	1,895.0	1,827.8
Commercial Fixturing & Components
Office Furniture Components group	182.5	186.7	186.7
	182.5	186.7	186.7
Industrial Materials
Wire group	428.0	457.9	518.3
Tubing group	184.8	163.8	86.8
	612.8	621.7	605.1
Specialized Products
Automotive group	502.7	463.5	428.7
Commercial Vehicle Products group	109.0	137.7	132.9
Machinery group	126.2	109.9	122.0
	737.9	711.1	683.6
	$3,477.2	$3,414.5	$3,303.2

Schedule Of Revenue From External Sales And Long-Lived Assets, By Geographical Areas
Our principal operations outside of the United States are presented in the following geographic information, based on the area of manufacture.

	Year Ended December 31
	2013	2012	2011
External sales
United States	$2,449.9	$2,430.2	$2,298.3
China	335.5	311.9	319.4
Europe	351.7	326.2	346.7
Canada	201.6	213.2	212.6
Mexico	69.6	64.5	50.5
Other	68.9	68.5	75.7
	$3,477.2	$3,414.5	$3,303.2
Tangible long-lived assets
United States	$363.6	$383.9	$387.7
China	35.7	35.9	38.1
Europe	124.5	102.7	105.0
Canada	25.0	21.1	20.8
Mexico	11.8	12.9	12.2
Other	14.0	16.3	16.8
	$574.6	$572.8	$580.6
Segment assets for all years are reflected at their estimated average for the year. Acquired companies’ long-lived assets as disclosed below include property, plant and equipment and other long-term assets.

	Year Ended December 31
	Assets	Additions to Property, Plant and Equipment	Acquired Companies’ Long-Lived Assets	Depreciation And Amortization
2013
Residential Furnishings	$586.5	$36.5	$.6	$47.2
Commercial Fixturing & Components	48.7	1.5	—	3.7
Industrial Materials	248.0	12.6	31.0	21.8
Specialized Products	225.0	26.7	3.3	27.7
Other (1)	96.2	1.1	—	6.1
Average current liabilities included in segment numbers above	460.6	—	—	—
Unallocated assets (2)	1,492.4	2.2	—	16.1
Difference between average assets and year-end balance sheet	(49.3)	—	—	—
	$3,108.1	$80.6	$34.9	$122.6
2012
Residential Furnishings	$602.9	$22.5	$12.9	$46.4
Commercial Fixturing & Components	51.1	2.0	—	4.3
Industrial Materials	237.1	14.3	182.4	22.8
Specialized Products	225.4	23.4	—	24.6
Other (1)	116.2	3.2	—	7.6
Average current liabilities included in segment numbers above	440.7	—	—	—
Unallocated assets (2)	1,678.2	5.6	—	13.3
Difference between average assets and year-end balance sheet	(96.7)	—	—	—
	$3,254.9	$71.0	$195.3	$119.0
2011
Residential Furnishings	$624.1	$34.6	$3.0	$51.2
Commercial Fixturing & Components	53.1	1.6	—	4.7
Industrial Materials	202.7	18.1	—	12.7
Specialized Products	224.5	16.1	—	26.8
Other (1)	140.5	2.5	—	11.5
Average current liabilities included in segment numbers above	417.7		—	—
Unallocated assets (2)	1,347.9	2.1	—	10.0
Difference between average assets and year-end balance sheet	(95.4)	—	—	—
	$2,915.1	$75.0	$3.0	$116.9
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(1)	Businesses sold or classified as discontinued operations during the years presented.

(2)
Unallocated assets consist primarily of goodwill, other intangibles, cash and deferred tax assets. Unallocated depreciation and amortization consists primarily of depreciation of nonoperating assets and amortization of debt issue costs.